Profit before tax	12 Months Ended
Jun. 30, 2019
Profit before tax
Profit before tax

8      Profit before tax

(i)    Net finance income

	2017	2018	2019
	RMB	RMB	RMB
Interest income	6,709	11,715	24,470
Others	183	(324)	465
Net finance income	6,892	11,391	24,935

Interest income was mainly generated from deposits placed with a related party finance entity (Note 20(a)(ii)).

(ii)   Expenses by nature

	2017	2018	2019
	RMB	RMB	RMB
Employee benefit expenses (Note 7)	325,670	441,136	597,623
Students related cost	116,273	147,571	199,478
Transportation	31,823	36,110	49,137
Marketing and promotion	21,240	24,019	24,490
Depreciation (Note 11)	110,485	113,128	132,026
Utilities	23,286	26,100	26,162
Amortization of intangible assets (Note 12)	662	446	1,494
Operating lease charges	30,030	33,290	35,639
Others	39,300	70,787	58,518
Total cost of revenue, selling expenses and administrative expenses	698,769	892,587	1,124,567

Students related costs are mainly comprised of costs for textbooks, uniforms, dining services, living accommodations and costs relating to educational training services, study trip services and overseas study consulting services. For the year ended June 30, 2018, RMB14,263 of costs relating to study trip services and overseas study consulting services have been combined with students related cost to conform the presentation of the year ended June 30, 2019.

(iii)  Gain on disposal of affiliated entities

On July 10, 2017, the Group entered into an Educational Cooperative Partnership Agreement (the “Chuzhou Agreement”) with Nanqiao government. Pursuant to the Chuzhou Agreement, Hailiang Management shall launch and operate Chuzhou School for 30 years beginning on September 1, 2017.

On February 28, 2018, the Group entered into agreements with Hailiang Preschool Education Group Co., Ltd. (“Hailiang Preschool”), controlled by Mr. Feng transferred the Tianma Kindergarten and the sponsorship and 100% equity interest in Hailiang Kindergarten. The consideration of disposing Tianma Kindergarten and Hailiang Kindergarten was RMB1,666 and RMB20,049, respectively. On the disposal date, the carrying amount of the net liabilities of Tianma Kindergarten was RMB17, and the carrying amount of the net assets of Hailiang Kindergarten was RMB16,764. The Group recognized a gain of RMB1,683 and RMB3,285 on the disposal of Tianma Kindergarten and Hailiang Kindergarten, respectively.

In addition, in June 2018, Hailiang Management entered into a Change of Operator Agreement and transferred the sponsorship and 100% equity interest in Chuzhou School to Chuzhou Zhengxu Education Information Consulting Co., Ltd., a wholly owned subsidiary of Hailiang Group Co., Ltd. ("Hailiang Group"). The consideration was RMB1,793, and the carrying amount of its net assets was RMB1,412 on disposal date. The Group recognized a gain of RMB381 on the disposal.

The deals were not strategic shifts of the business and these transactions will not have major impact on the Group’s business, therefore the transactions were not qualified as discontinued operation.